23 Post-employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,493,614	R$ 1,194,936	R$ 968,763
Post-employment benefits, current	69,231	66,004
Post-employment benefits, noncurrent	1,424,383	1,128,932
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,124	1,537
Healthcare Plans [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,492,490	R$ 1,193,399